Vanguard® Small-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (4.1%)
	Reliance Inc.	1,460,805	488,172
	Eastman Chemical Co.	2,992,616	299,920
	Steel Dynamics Inc.	1,961,396	290,738
*	Cleveland-Cliffs Inc.	12,709,903	289,023
	United States Steel Corp.	5,135,529	209,427
	Royal Gold Inc.	1,675,855	204,136
	FMC Corp.	3,182,063	202,697
*	RBC Bearings Inc.	744,906	201,385
	UFP Industries Inc.	1,497,708	184,233
	Olin Corp.	3,068,433	180,424
	Commercial Metals Co.	2,968,889	174,482
	Hexcel Corp.	2,152,433	156,805
	Alcoa Corp.	4,580,081	154,761
	Boise Cascade Co.	1,008,594	154,688
	Mueller Industries Inc.	2,750,713	148,346
*	Valvoline Inc.	3,307,222	147,403
	Element Solutions Inc.	5,864,388	146,492
	Timken Co.	1,619,481	141,591
	Mosaic Co.	4,106,425	133,295
	Cabot Corp.	1,413,897	130,361
	Balchem Corp.	823,172	127,551
*,1	Arcadium Lithium plc	27,397,268	118,082
	NewMarket Corp.	183,427	116,406
	Huntsman Corp.	4,310,627	112,206
	Ashland Inc.	1,150,021	111,978
	Avient Corp.	2,326,255	100,960
	Chemours Co.	3,786,214	99,426
	Carpenter Technology Corp.	1,197,404	85,519
	Innospec Inc.	634,495	81,812
	Scotts Miracle-Gro Co.	1,084,535	80,895
	Sensient Technologies Corp.	1,080,390	74,752
	Hecla Mining Co.	15,150,612	72,874
	Quaker Chemical Corp.	344,104	70,627
	Materion Corp.	526,805	69,407
	Westlake Corp.	408,892	62,479
	Minerals Technologies Inc.	825,760	62,163
	Tronox Holdings plc	3,001,677	52,079
*,1	MP Materials Corp.	3,630,755	51,920
	Stepan Co.	542,482	48,845
	Worthington Steel Inc.	1,283,165	46,001
*	Ingevity Corp.	833,276	39,747

		Shares	Market Value ($000)
	Kaiser Aluminum Corp.	387,917	34,664
*	Coeur Mining Inc.	8,857,384	33,392
*	Ecovyst Inc.	2,662,404	29,686
	Koppers Holdings Inc.	506,239	27,929
	Mativ Holdings Inc.	1,313,249	24,623
*	Century Aluminum Co.	1,297,182	19,964
	Compass Minerals International Inc.	1,051,264	16,547
	Radius Recycling Inc.	633,645	13,389
	GrafTech International Ltd.	2,778,684	3,835
			5,928,137
Consumer Discretionary (16.3%)
*	Deckers Outdoor Corp.	654,829	616,364
	Williams-Sonoma Inc.	1,636,335	519,585
*	DraftKings Inc. Class A	10,875,362	493,850
	RB Global Inc.	4,655,723	354,626
	Toll Brothers Inc.	2,660,747	344,221
*	Floor & Decor Holdings Inc. Class A	2,587,944	335,449
*	Liberty Media Corp.-Liberty Formula One Class C	5,042,417	330,783
	Dick's Sporting Goods Inc.	1,410,294	317,119
	Bath & Body Works Inc.	5,763,294	288,280
	Tapestry Inc.	5,853,122	277,906
	Wingstop Inc.	748,664	274,311
*	elf Beauty Inc.	1,345,130	263,686
	Texas Roadhouse Inc. Class A	1,704,150	263,240
	Service Corp. International	3,538,409	262,585
*	BJ's Wholesale Club Holdings Inc.	3,403,903	257,505
*	American Airlines Group Inc.	16,673,931	255,945
	Wynn Resorts Ltd.	2,449,953	250,459
*	Five Below Inc.	1,337,427	242,583
	Tempur Sealy International Inc.	4,208,990	239,155
*,1	Carvana Co. Class A	2,669,419	234,669
*	Light & Wonder Inc.	2,296,748	234,475
*	Caesars Entertainment Inc.	5,242,122	229,290
*,1	Norwegian Cruise Line Holdings Ltd.	10,851,087	227,113
	Aramark	6,693,940	217,687
	Vail Resorts Inc.	968,333	215,774
	PVH Corp.	1,521,148	213,889
	Gentex Corp.	5,904,110	213,257
	Lithia Motors Inc. Class A	702,015	211,208
*	Crocs Inc.	1,466,010	210,812
	Lear Corp.	1,454,453	210,721
	Churchill Downs Inc.	1,691,430	209,315
*	Skechers USA Inc. Class A	3,407,375	208,736
*	Etsy Inc.	3,022,627	207,715
	BorgWarner Inc.	5,861,984	203,645
*	SiteOne Landscape Supply Inc.	1,151,427	200,982
	Murphy USA Inc.	477,591	200,206
*	Duolingo Inc. Class A	867,451	191,342
	Hasbro Inc.	3,363,819	190,123
	Pool Corp.	468,940	189,217
*	Mattel Inc.	9,009,406	178,476
*	CarMax Inc.	2,014,060	175,445
	H&R Block Inc.	3,558,245	174,745
	New York Times Co. Class A	3,957,512	171,044
	Hyatt Hotels Corp. Class A	1,071,450	171,025
	Gap Inc.	6,148,350	169,387
	Ralph Lauren Corp. Class A	896,177	168,266
*	Bright Horizons Family Solutions Inc.	1,476,858	167,417

		Shares	Market Value ($000)
	Whirlpool Corp.	1,393,779	166,738
	U-Haul Holding Co. (XNYS)	2,490,490	166,066
*	Lyft Inc. Class A	8,482,059	164,128
	Meritage Homes Corp.	922,547	161,870
*	Taylor Morrison Home Corp. Class A	2,578,936	160,332
	Wyndham Hotels & Resorts Inc.	2,065,881	158,556
	Interpublic Group of Cos. Inc.	4,834,550	157,751
[1]	Paramount Global Class B	13,263,100	156,107
*	Wayfair Inc. Class A	2,293,804	155,703
*	Abercrombie & Fitch Co. Class A	1,221,256	153,060
	Thor Industries Inc.	1,291,973	151,600
	Nexstar Media Group Inc. Class A	822,210	141,659
*	AutoNation Inc.	850,086	140,757
	Harley-Davidson Inc.	3,196,892	139,832
	Macy's Inc.	6,989,964	139,729
*	Planet Fitness Inc. Class A	2,212,795	138,587
*	Alaska Air Group Inc.	3,215,513	138,235
	TKO Group Holdings Inc. Class A	1,594,948	137,820
	VF Corp.	8,925,873	136,923
	Polaris Inc.	1,366,494	136,813
*	Capri Holdings Ltd.	2,973,122	134,682
*	RH	371,780	129,476
	Advance Auto Parts Inc.	1,517,738	129,144
	Academy Sports & Outdoors Inc.	1,891,372	127,743
*	Ollie's Bargain Outlet Holdings Inc.	1,571,072	125,010
*	Asbury Automotive Group Inc.	524,926	123,767
	KB Home	1,741,216	123,417
*	Coty Inc. Class A	10,275,369	122,893
	Boyd Gaming Corp.	1,747,067	117,613
	American Eagle Outfitters Inc.	4,534,425	116,943
*	Skyline Champion Corp.	1,325,824	112,708
*,1	Cava Group Inc.	1,593,592	111,631
	Signet Jewelers Ltd.	1,073,867	107,462
*,1	Rivian Automotive Inc. Class A	9,689,926	106,105
*	Grand Canyon Education Inc.	765,467	104,264
*	Shake Shack Inc. Class A	956,409	99,495
*	Goodyear Tire & Rubber Co.	7,240,294	99,409
*	Liberty Media Corp.-Liberty SiriusXM Class A	3,327,326	98,822
	Group 1 Automotive Inc.	331,638	96,915
[1]	Choice Hotels International Inc.	758,285	95,809
*	Hilton Grand Vacations Inc.	1,928,125	91,027
	MDC Holdings Inc.	1,427,652	89,814
*	Tri Pointe Homes Inc.	2,312,373	89,396
	Marriott Vacations Worldwide Corp.	815,335	87,836
*	Madison Square Garden Sports Corp.	470,593	86,834
	Rush Enterprises Inc. Class A	1,614,215	86,393
	Kontoor Brands Inc.	1,432,918	86,333
*	YETI Holdings Inc.	2,215,061	85,391
	Travel + Leisure Co.	1,721,166	84,268
	Wendy's Co.	4,452,298	83,881
	Penske Automotive Group Inc.	512,784	83,066
*,1	GameStop Corp. Class A	6,624,075	82,933
*	Visteon Corp.	700,909	82,434
	Kohl's Corp.	2,823,556	82,307
*	Liberty Media Corp.-Liberty SiriusXM	2,721,523	80,856
	Newell Brands Inc.	10,040,255	80,623
	Red Rock Resorts Inc. Class A	1,283,537	76,781
	Steven Madden Ltd.	1,807,861	76,436

		Shares	Market Value ($000)
	Carter's Inc.	892,164	75,548
	LCI Industries	613,615	75,512
	TEGNA Inc.	5,024,656	75,068
*	Urban Outfitters Inc.	1,656,560	71,928
*	TripAdvisor Inc.	2,552,696	70,939
*	Penn Entertainment Inc.	3,887,767	70,796
*	Helen of Troy Ltd.	605,704	69,801
	Columbia Sportswear Co.	849,072	68,928
	Foot Locker Inc.	2,402,788	68,480
*	SkyWest Inc.	974,919	67,347
*,1	Lucid Group Inc.	23,459,390	66,859
	Graham Holdings Co. Class B	86,758	66,602
*	Stride Inc.	1,051,011	66,266
*	Frontdoor Inc.	2,031,165	66,175
*	Dorman Products Inc.	682,768	65,812
*	JetBlue Airways Corp.	8,655,275	64,222
	Bloomin' Brands Inc.	2,214,526	63,513
	Inter Parfums Inc.	448,780	63,058
	Leggett & Platt Inc.	3,231,144	61,876
*	ACV Auctions Inc. Class A	3,238,316	60,783
*	Sonos Inc.	3,159,493	60,220
*,1	Dutch Bros Inc. Class A	1,804,005	59,532
*	LGI Homes Inc.	511,456	59,518
	Strategic Education Inc.	560,715	58,382
*	Topgolf Callaway Brands Corp.	3,532,801	57,125
*	Fox Factory Holding Corp.	1,081,625	56,320
*	Brinker International Inc.	1,128,638	56,071
	Papa John's International Inc.	835,716	55,659
	Avis Budget Group Inc.	452,758	55,445
*	Sweetgreen Inc. Class A	2,157,102	54,488
	Laureate Education Inc.	3,620,367	52,749
	PriceSmart Inc.	623,167	52,346
*	Liberty Media Corp.-Liberty Live Class C	1,185,506	51,949
*,1	QuantumScape Corp. Class A	8,227,674	51,752
*	Dave & Buster's Entertainment Inc.	820,598	51,369
	HNI Corp.	1,129,683	50,983
*	United Parks & Resorts Inc.	897,966	50,475
[1]	Nordstrom Inc.	2,487,320	50,418
*	Cinemark Holdings Inc.	2,792,708	50,185
	Acushnet Holdings Corp.	751,164	49,539
*	Hanesbrands Inc.	8,516,153	49,394
*,1	PowerSchool Holdings Inc. Class A	2,319,792	49,388
*	Adtalem Global Education Inc.	950,478	48,855
*	Six Flags Entertainment Corp.	1,825,558	48,049
*	OPENLANE Inc.	2,759,231	47,735
	Worthington Enterprises Inc.	765,836	47,658
	Levi Strauss & Co. Class A	2,356,578	47,108
*	Gentherm Inc.	805,672	46,391
*	Central Garden & Pet Co. Class A	1,246,576	46,024
	MillerKnoll Inc.	1,858,112	46,007
*	Chewy Inc. Class A	2,882,520	45,861
	Phinia Inc.	1,192,118	45,813
*	ODP Corp.	859,090	45,575
	Endeavor Group Holdings Inc. Class A	1,725,317	44,392
*	National Vision Holdings Inc.	1,997,768	44,271
	Oxford Industries Inc.	379,225	42,625
	Cheesecake Factory Inc.	1,167,071	42,190
	Dana Inc.	3,306,754	41,996

		Shares	Market Value ($000)
*	Beyond Inc.	1,160,047	41,657
	Upbound Group Inc.	1,179,086	41,516
[1]	Cracker Barrel Old Country Store Inc.	566,772	41,221
	La-Z-Boy Inc.	1,089,314	40,980
*	Cavco Industries Inc.	101,299	40,424
	John Wiley & Sons Inc. Class A	1,054,245	40,198
*	Coursera Inc.	2,805,954	39,340
	PROG Holdings Inc.	1,116,498	38,452
*	Victoria's Secret & Co.	1,978,452	38,342
*	Knowles Corp.	2,290,691	36,880
[1]	Dillard's Inc. Class A	78,189	36,877
*	Boot Barn Holdings Inc.	386,026	36,730
*	Peloton Interactive Inc. Class A	8,467,900	36,285
*	Liberty Media Corp.-Liberty Formula One Class A	615,527	36,156
*	Under Armour Inc. Class A	4,898,409	36,150
*	Sphere Entertainment Co.	722,569	35,464
	Jack in the Box Inc.	499,194	34,185
*	Under Armour Inc. Class C	4,777,809	34,114
*	Sally Beauty Holdings Inc.	2,681,771	33,308
*	Madison Square Garden Entertainment Corp. Class A	841,324	32,988
[1]	Krispy Kreme Inc.	2,148,661	32,735
	Buckle Inc.	774,141	31,175
*	Lions Gate Entertainment Corp. Class B	3,284,596	30,580
	Allegiant Travel Co.	398,796	29,993
	Camping World Holdings Inc. Class A	1,032,566	28,757
*	G-III Apparel Group Ltd.	989,712	28,712
	Steelcase Inc. Class A	2,161,771	28,276
[1]	Guess? Inc.	889,468	27,992
*	Udemy Inc.	2,539,826	27,887
*	Leslie's Inc.	4,247,932	27,612
*	Cars.com Inc.	1,597,926	27,452
*	Life Time Group Holdings Inc.	1,750,224	27,164
*	Hertz Global Holdings Inc.	3,107,644	24,333
*	Integral Ad Science Holding Corp.	2,410,281	24,031
*	Dream Finders Homes Inc. Class A	543,920	23,786
*	Liberty Media Corp.-Liberty Live Class A	556,407	23,564
*,1	AMC Entertainment Holdings Inc. Class A	6,302,127	23,444
*	Sabre Corp.	9,656,414	23,369
*	Driven Brands Holdings Inc.	1,460,441	23,060
	Matthews International Corp. Class A	741,772	23,054
	Monro Inc.	723,900	22,832
*	Vista Outdoor Inc.	665,861	21,827
	Wolverine World Wide Inc.	1,927,995	21,613
*	Revolve Group Inc. Class A	1,006,606	21,310
	Sturm Ruger & Co. Inc.	452,812	20,897
*	American Axle & Manufacturing Holdings Inc.	2,830,167	20,830
*	Portillo's Inc. Class A	1,457,783	20,671
*	BJ's Restaurants Inc.	561,779	20,325
*	Vizio Holding Corp. Class A	1,847,535	20,212
	Arhaus Inc. Class A	1,285,320	19,781
	Sonic Automotive Inc. Class A	335,190	19,086
	Scholastic Corp.	502,966	18,967
*	Chegg Inc.	2,488,797	18,840
*,1	Mister Car Wash Inc.	2,406,188	18,648
	Dine Brands Global Inc.	392,986	18,266
	Caleres Inc.	429,195	17,610
*	Sun Country Airlines Holdings Inc.	1,084,952	16,372
*	Figs Inc. Class A	3,280,043	16,335

		Shares	Market Value ($000)
*	Lions Gate Entertainment Corp. Class A	1,590,831	15,829
*	U-Haul Holding Co.	211,861	14,309
*,1	Luminar Technologies Inc. Class A	6,981,545	13,754
[1]	Spirit Airlines Inc.	2,785,836	13,483
*	Clear Channel Outdoor Holdings Inc.	7,989,768	13,183
*	Corsair Gaming Inc.	1,047,969	12,932
*	Instructure Holdings Inc.	554,527	11,856
	Interface Inc. Class A	702,563	11,817
*	Savers Value Village Inc.	612,555	11,810
[1]	Designer Brands Inc. Class A	1,062,702	11,615
	Sinclair Inc.	809,142	10,899
*	Rush Street Interactive Inc.	1,549,107	10,085
	Smith & Wesson Brands Inc.	580,714	10,081
*	AMC Networks Inc. Class A	775,659	9,409
*,1	Frontier Group Holdings Inc.	1,136,841	9,220
*	Central Garden & Pet Co.	211,077	9,040
[1]	Bowlero Corp. Class A	580,220	7,949
	Rush Enterprises Inc. Class B	120,872	6,441
*,1	SES AI Corp.	3,133,423	5,264
*	Angi Inc. Class A	1,841,576	4,825
*	Petco Health & Wellness Co. Inc. Class A	2,054,760	4,685
[1]	Cricut Inc. Class A	934,684	4,449
[1]	Paramount Global Class A	198,717	4,338
*	EW Scripps Co. Class A	879,549	3,457
*	GoPro Inc. Class A	1,495,248	3,334
*,1	iRobot Corp.	336,896	2,951
			23,738,866
Consumer Staples (3.1%)
	Bunge Global SA	3,659,294	375,151
*	Celsius Holdings Inc.	4,432,586	367,550
*	US Foods Holding Corp.	5,936,623	320,400
	Casey's General Stores Inc.	946,467	301,402
*	Performance Food Group Co.	3,968,132	296,181
*	BellRing Brands Inc.	3,342,922	197,333
	Lamb Weston Holdings Inc.	1,842,385	196,269
	Ingredion Inc.	1,671,483	195,313
*	Darling Ingredients Inc.	4,070,060	189,298
*	Sprouts Farmers Market Inc.	2,581,395	166,448
	Molson Coors Beverage Co. Class B	2,271,777	152,777
*	Freshpet Inc.	1,230,421	142,557
*	Post Holdings Inc.	1,238,134	131,589
	Coca-Cola Consolidated Inc.	128,052	108,384
	Flowers Foods Inc.	4,297,586	102,068
	Lancaster Colony Corp.	491,391	102,028
	WD-40 Co.	345,837	87,604
	Albertsons Cos. Inc. Class A	4,036,802	86,549
*	Simply Good Foods Co.	2,291,440	77,978
*	Grocery Outlet Holding Corp.	2,279,270	65,597
	Spectrum Brands Holdings Inc.	733,737	65,310
	Cal-Maine Foods Inc.	1,014,494	59,703
*	Boston Beer Co. Inc. Class A	180,862	55,058
	Energizer Holdings Inc.	1,832,083	53,937
	Edgewell Personal Care Co.	1,274,855	49,260
*	TreeHouse Foods Inc.	1,243,198	48,423
	Andersons Inc.	820,784	47,088
	J & J Snack Foods Corp.	297,005	42,935
	Reynolds Consumer Products Inc.	1,341,613	38,316
	Vector Group Ltd.	3,424,620	37,534

		Shares	Market Value ($000)
*	Pilgrim's Pride Corp.	908,362	31,175
	Universal Corp.	597,046	30,879
	Utz Brands Inc.	1,558,097	28,731
*	National Beverage Corp.	597,380	28,352
	Weis Markets Inc.	413,060	26,601
	Fresh Del Monte Produce Inc.	978,673	25,357
*	Herbalife Ltd.	2,399,552	24,116
[1]	B&G Foods Inc.	2,000,824	22,889
	Seaboard Corp.	6,198	19,982
*	Hain Celestial Group Inc.	2,285,965	17,968
	Nu Skin Enterprises Inc. Class A	1,257,555	17,392
*	United Natural Foods Inc.	1,436,392	16,504
*	USANA Health Sciences Inc.	292,151	14,169
*	Duckhorn Portfolio Inc.	1,321,233	12,301
	Tootsie Roll Industries Inc.	368,746	11,811
*,1	Beyond Meat Inc.	780,058	6,459
	ACCO Brands Corp.	1,148,329	6,442
	Medifast Inc.	138,665	5,314
*,1	BRC Inc. Class A	1,221,892	5,230
*	Olaplex Holdings Inc.	2,498,607	4,797
			4,516,509
Energy (5.6%)
	Targa Resources Corp.	5,692,482	637,501
	Ovintiv Inc.	6,962,949	361,377
[1]	Chesapeake Energy Corp.	3,170,600	281,644
	TechnipFMC plc	10,557,615	265,102
	APA Corp.	7,398,123	254,347
	HF Sinclair Corp.	4,053,968	244,738
	Permian Resources Corp.	13,319,449	235,221
*	Weatherford International plc	1,845,729	213,034
*	Southwestern Energy Co.	28,091,733	212,935
	EQT Corp.	5,616,525	208,205
*	Antero Resources Corp.	6,968,970	202,100
	Range Resources Corp.	5,866,709	201,991
	NOV Inc.	10,047,113	196,120
	Civitas Resources Inc.	2,574,954	195,465
*	NEXTracker Inc. Class A	3,308,360	186,161
	Matador Resources Co.	2,744,223	183,232
	Chord Energy Corp.	1,000,091	178,256
	ChampionX Corp.	4,873,241	174,901
	Murphy Oil Corp.	3,742,527	171,034
	DT Midstream Inc.	2,472,288	151,057
	PBF Energy Inc. Class A	2,591,767	149,208
	SM Energy Co.	2,951,686	147,142
	Noble Corp. plc	2,871,915	139,259
	Texas Pacific Land Corp.	234,699	135,776
	Equitrans Midstream Corp.	10,506,350	131,224
	Patterson-UTI Energy Inc.	10,643,402	127,082
	Antero Midstream Corp.	8,565,406	120,430
*	Transocean Ltd.	18,574,394	116,647
[1]	Magnolia Oil & Gas Corp. Class A	4,419,545	114,687
*	Tidewater Inc.	1,212,945	111,591
	Arcosa Inc.	1,243,895	106,801
	California Resources Corp.	1,766,687	97,344
	Helmerich & Payne Inc.	2,268,621	95,418
	Northern Oil & Gas Inc.	2,306,238	91,512
	Alpha Metallurgical Resources Inc.	271,047	89,763
	Viper Energy Inc. Class A	2,287,897	87,993

		Shares	Market Value ($000)
*	CNX Resources Corp.	3,676,700	87,211
	Cactus Inc. Class A	1,666,408	83,470
	Warrior Met Coal Inc.	1,332,764	80,899
	Liberty Energy Inc. Class A	3,825,579	79,266
	Archrock Inc.	4,014,120	78,958
	Peabody Energy Corp.	3,008,857	72,995
[1]	New Fortress Energy Inc.	2,353,412	71,991
	Arch Resources Inc.	444,889	71,534
*	Oceaneering International Inc.	2,570,273	60,144
*	Array Technologies Inc.	3,668,113	54,692
*	Callon Petroleum Co.	1,527,647	54,629
*,1	Plug Power Inc.	15,453,424	53,160
	Sitio Royalties Corp. Class A	1,983,365	49,029
*	Shoals Technologies Group Inc. Class A	4,340,100	48,522
	Delek US Holdings Inc.	1,551,089	47,680
*	DNOW Inc.	2,712,071	41,223
	World Kinect Corp.	1,461,546	38,658
	Kinetik Holdings Inc. Class A	835,683	33,319
	CVR Energy Inc.	899,632	32,081
[1]	Atlas Energy Solutions Inc. Class A	1,279,590	28,944
	Crescent Energy Co. Class A	2,386,483	28,399
*	Fluence Energy Inc.	1,617,411	28,046
*	MRC Global Inc.	2,052,189	25,796
	CONSOL Energy Inc.	282,504	23,663
	Core Laboratories Inc.	1,201,433	20,520
*	Ameresco Inc. Class A	827,576	19,969
*	Helix Energy Solutions Group Inc.	1,821,779	19,748
*	Dril-Quip Inc.	876,405	19,745
[1]	Comstock Resources Inc.	2,125,941	19,729
	RPC Inc.	2,476,503	19,168
*	ProPetro Holding Corp.	2,368,429	19,137
*,1	ChargePoint Holdings Inc.	9,571,627	18,186
*,1	FuelCell Energy Inc.	11,495,547	13,680
	Vitesse Energy Inc.	566,245	13,437
[1]	HighPeak Energy Inc.	490,322	7,732
*,1	SunPower Corp.	2,230,730	6,692
*,1	EVgo Inc. Class A	2,503,065	6,283
*,1	ProFrac Holding Corp. Class A	608,549	5,087
*	OPAL Fuels Inc. Class A	507,386	2,547
			8,102,267
Financials (13.5%)
	First Citizens BancShares Inc. Class A	275,755	450,859
	Equitable Holdings Inc.	8,517,112	323,735
	Reinsurance Group of America Inc.	1,673,751	322,833
	RenaissanceRe Holdings Ltd.	1,344,613	316,024
*	Robinhood Markets Inc. Class A	15,213,106	306,240
	Kinsale Capital Group Inc.	561,776	294,786
	East West Bancorp Inc.	3,594,244	284,341
	Ally Financial Inc.	6,981,211	283,367
	Carlyle Group Inc.	6,003,914	281,644
	Erie Indemnity Co. Class A	647,969	260,205
	Brown & Brown Inc.	2,916,984	255,353
	Annaly Capital Management Inc.	12,754,670	251,139
	Assurant Inc.	1,325,702	249,550
	American Financial Group Inc.	1,812,602	247,384
	Primerica Inc.	893,672	226,063
	Unum Group	4,151,405	222,764
	Webster Financial Corp.	4,387,391	222,748

		Shares	Market Value ($000)
	First Horizon Corp.	14,251,336	219,471
	Blue Owl Capital Inc. Class A	11,623,883	219,226
	SEI Investments Co.	3,014,746	216,760
	MarketAxess Holdings Inc.	965,838	211,760
	Morningstar Inc.	653,449	201,504
	Old Republic International Corp.	6,435,522	197,699
	Stifel Financial Corp.	2,490,749	194,702
	Voya Financial Inc.	2,627,006	194,188
	Invesco Ltd.	11,186,539	185,585
	Comerica Inc.	3,363,818	184,976
[1]	AGNC Investment Corp.	17,726,515	175,492
	Houlihan Lokey Inc. Class A	1,329,247	170,396
	Western Alliance Bancorp	2,653,293	170,315
	Selective Insurance Group Inc.	1,546,938	168,879
	Jefferies Financial Group Inc.	3,784,683	166,905
	Evercore Inc. Class A	865,356	166,659
	Cullen/Frost Bankers Inc.	1,473,822	165,908
	SouthState Corp.	1,939,101	164,882
	RLI Corp.	1,105,779	164,175
	Zions Bancorp NA	3,779,201	164,017
*,1	SoFi Technologies Inc.	22,406,428	163,567
	Wintrust Financial Corp.	1,562,015	163,059
	Popular Inc.	1,840,318	162,114
	Pinnacle Financial Partners Inc.	1,860,889	159,813
	Commerce Bancshares Inc.	2,981,855	158,635
	OneMain Holdings Inc.	3,057,921	156,229
	Starwood Property Trust Inc.	7,595,309	154,413
	Essent Group Ltd.	2,589,698	154,113
	MGIC Investment Corp.	6,877,587	153,783
	First American Financial Corp.	2,498,327	152,523
	Prosperity Bancshares Inc.	2,271,031	149,388
	Synovus Financial Corp.	3,554,147	142,379
	Affiliated Managers Group Inc.	836,370	140,067
	Globe Life Inc.	1,200,137	139,660
	Lincoln National Corp.	4,328,225	138,200
	Rithm Capital Corp.	12,324,002	137,536
	Cadence Bank	4,664,094	135,259
	Ryan Specialty Holdings Inc. Class A	2,414,099	133,982
	Jackson Financial Inc. Class A	2,006,279	132,695
	Bank OZK	2,885,507	131,175
	Radian Group Inc.	3,906,889	130,764
	Old National Bancorp	7,465,751	129,979
	FNB Corp.	9,153,568	129,065
	Axis Capital Holdings Ltd.	1,957,975	127,308
	FirstCash Holdings Inc.	978,055	124,741
*	Mr Cooper Group Inc.	1,595,638	124,380
	United Bankshares Inc.	3,442,737	123,216
	SLM Corp.	5,619,495	122,449
*,1	Marathon Digital Holdings Inc.	5,394,189	121,801
	Assured Guaranty Ltd.	1,387,514	121,061
	Lazard Inc. Class A	2,731,994	114,389
	Glacier Bancorp Inc.	2,828,436	113,929
*	American Equity Investment Life Holding Co.	2,022,129	113,684
	Home BancShares Inc.	4,626,677	113,677
	First Financial Bankshares Inc.	3,458,554	113,475
	Hanover Insurance Group Inc.	822,472	111,996
	White Mountains Insurance Group Ltd.	62,031	111,302
	Janus Henderson Group plc	3,380,048	111,170

		Shares	Market Value ($000)
	Hamilton Lane Inc. Class A	980,330	110,542
	Columbia Banking System Inc.	5,319,997	102,942
	Moelis & Co. Class A	1,700,441	96,534
*	Enstar Group Ltd.	310,113	96,371
	Hancock Whitney Corp.	2,087,431	96,105
	UMB Financial Corp.	1,056,728	91,925
	Kemper Corp.	1,476,805	91,444
	Valley National Bancorp	11,006,866	87,615
	Piper Sandler Cos.	431,310	85,611
	TPG Inc. Class A	1,886,216	84,314
[1]	Blackstone Mortgage Trust Inc. Class A	4,208,673	83,795
	ServisFirst Bancshares Inc.	1,250,379	82,975
*	Brighthouse Financial Inc.	1,604,688	82,706
	Walker & Dunlop Inc.	812,216	82,083
	Ameris Bancorp	1,673,027	80,941
	International Bancshares Corp.	1,424,844	79,991
	Associated Banc-Corp	3,660,382	78,735
	Artisan Partners Asset Management Inc. Class A	1,671,582	76,508
	United Community Banks Inc.	2,884,404	75,918
	First Bancorp	4,317,685	75,732
	Federated Hermes Inc. Class B	2,089,490	75,472
*	Texas Capital Bancshares Inc.	1,209,154	74,423
	BGC Group Inc. Class A	9,451,643	73,439
*	Genworth Financial Inc. Class A	11,399,238	73,297
	CNO Financial Group Inc.	2,650,273	72,829
	First Hawaiian Inc.	3,255,540	71,492
*	Axos Financial Inc.	1,306,154	70,585
	WSFS Financial Corp.	1,544,422	69,715
*	Credit Acceptance Corp.	125,515	69,228
	Atlantic Union Bankshares Corp.	1,915,900	67,650
	Cathay General Bancorp	1,761,340	66,631
	Fulton Financial Corp.	4,188,661	66,558
*	Clearwater Analytics Holdings Inc. Class A	3,704,177	65,527
	Community Bank System Inc.	1,360,573	65,348
	Bank of Hawaii Corp.	1,014,076	63,268
	First Interstate BancSystem Inc. Class A	2,254,353	61,341
	CVB Financial Corp.	3,377,671	60,258
	Simmons First National Corp. Class A	3,034,996	59,061
*	Oscar Health Inc. Class A	3,964,607	58,954
	Pacific Premier Bancorp Inc.	2,446,402	58,714
	PennyMac Financial Services Inc.	643,389	58,606
*,1	Riot Platforms Inc.	4,743,703	58,063
[1]	New York Community Bancorp Inc.	17,496,213	56,338
	Independent Bank Corp.	1,063,254	55,310
	Eastern Bankshares Inc.	4,008,921	55,243
	BOK Financial Corp.	581,274	53,477
	BankUnited Inc.	1,898,261	53,151
	First Merchants Corp.	1,516,981	52,943
[1]	PJT Partners Inc. Class A	556,710	52,475
	First Financial Bancorp	2,305,807	51,696
[1]	Arbor Realty Trust Inc.	3,829,037	50,735
*,1	Upstart Holdings Inc.	1,875,959	50,445
	Park National Corp.	370,333	50,310
	StepStone Group Inc. Class A	1,390,656	49,702
	WaFd Inc.	1,671,955	48,537
	Cohen & Steers Inc.	627,365	48,238
*	BRP Group Inc. Class A	1,641,889	47,516
	Towne Bank	1,674,217	46,979

		Shares	Market Value ($000)
	Virtu Financial Inc. Class A	2,168,981	44,507
	OFG Bancorp	1,202,059	44,248
	Virtus Investment Partners Inc.	174,346	43,234
	WesBanco Inc.	1,441,146	42,961
	Renasant Corp.	1,362,554	42,675
	Banner Corp.	877,466	42,118
	NBT Bancorp Inc.	1,142,956	41,924
	Independent Bank Group Inc.	896,110	40,907
	BancFirst Corp.	462,726	40,734
	Apollo Commercial Real Estate Finance Inc.	3,630,271	40,441
	Trustmark Corp.	1,405,003	39,495
	Horace Mann Educators Corp.	1,043,610	38,603
	Northwest Bancshares Inc.	3,248,573	37,846
	Compass Diversified Holdings	1,561,897	37,595
	City Holding Co.	360,061	37,526
	Mercury General Corp.	707,739	36,519
	Hilltop Holdings Inc.	1,160,761	36,355
*	Goosehead Insurance Inc. Class A	544,690	36,287
*	Cannae Holdings Inc.	1,626,432	36,172
	Navient Corp.	2,040,179	35,499
[1]	Two Harbors Investment Corp.	2,643,686	35,002
	National Bank Holdings Corp. Class A	966,003	34,844
	First Commonwealth Financial Corp.	2,480,235	34,525
	Hope Bancorp Inc.	2,919,253	33,601
	Ladder Capital Corp. Class A	2,914,090	32,434
	PennyMac Mortgage Investment Trust	2,205,094	32,371
	Westamerica Bancorp	647,958	31,672
*	SiriusPoint Ltd.	2,365,347	30,064
	WisdomTree Inc.	3,268,285	30,036
	Employers Holdings Inc.	658,013	29,867
	S&T Bancorp Inc.	926,332	29,717
	MFA Financial Inc.	2,598,054	29,644
	Safety Insurance Group Inc.	359,463	29,544
	Claros Mortgage Trust Inc.	3,017,098	29,447
	Nelnet Inc. Class A	305,425	28,908
	Chimera Investment Corp.	6,176,523	28,474
	Franklin BSP Realty Trust Inc.	2,117,362	28,288
	Safehold Inc.	1,364,111	28,101
	Provident Financial Services Inc.	1,826,541	26,613
*	Encore Capital Group Inc.	570,218	26,008
	National Western Life Group Inc. Class A	52,468	25,812
	Enact Holdings Inc.	813,332	25,360
*	Palomar Holdings Inc.	299,465	25,104
*	PRA Group Inc.	948,831	24,746
[1]	ARMOUR Residential REIT Inc.	1,241,808	24,551
	Victory Capital Holdings Inc. Class A	572,200	24,278
	Berkshire Hills Bancorp Inc.	1,053,236	24,140
*	LendingClub Corp.	2,669,359	23,464
	BrightSpire Capital Inc. Class A	3,308,683	22,797
*	Triumph Financial Inc.	281,958	22,365
*,1	Trupanion Inc.	798,895	22,057
*,1	Lemonade Inc.	1,334,558	21,900
	Redwood Trust Inc.	3,370,822	21,472
	Brookline Bancorp Inc.	2,149,404	21,408
*	AssetMark Financial Holdings Inc.	567,813	20,106
	F&G Annuities & Life Inc.	482,264	19,556
	Capitol Federal Financial Inc.	3,063,053	18,256
	TFS Financial Corp.	1,429,295	17,952

		Shares	Market Value ($000)
	Live Oak Bancshares Inc.	425,751	17,673
*	Ambac Financial Group Inc.	1,092,662	17,078
	Eagle Bancorp Inc.	723,521	16,995
*	ProAssurance Corp.	1,297,109	16,681
[1]	UWM Holdings Corp. Class A	2,263,967	16,436
	Heartland Financial USA Inc.	461,730	16,230
*	Open Lending Corp.	2,437,752	15,260
	Tompkins Financial Corp.	293,346	14,752
	KKR Real Estate Finance Trust Inc.	1,235,024	12,424
*	World Acceptance Corp.	85,074	12,334
*	Columbia Financial Inc.	667,703	11,491
	United Fire Group Inc.	514,492	11,200
	GCM Grosvenor Inc. Class A	1,039,846	10,045
	P10 Inc. Class A	1,148,886	9,674
	TPG RE Finance Trust Inc.	792,751	6,120
*	Hagerty Inc. Class A	538,536	4,928
	Kearny Financial Corp.	697,707	4,493
*	loanDepot Inc. Class A	1,556,391	4,031
	Associated Capital Group Inc. Class A	33,634	1,100
			19,674,926
Health Care (10.6%)
*	Charles River Laboratories International Inc.	1,310,205	355,000
*	Neurocrine Biosciences Inc.	2,538,476	350,107
*	Exact Sciences Corp.	4,631,495	319,851
*	Shockwave Medical Inc.	941,315	306,520
*	Sarepta Therapeutics Inc.	2,267,246	293,518
	Bio-Techne Corp.	4,010,488	282,298
*	United Therapeutics Corp.	1,200,490	275,777
	Teleflex Inc.	1,199,004	271,179
	Universal Health Services Inc. Class B	1,479,009	269,860
*	Tenet Healthcare Corp.	2,550,727	268,107
*	Natera Inc.	2,912,085	266,339
*	Medpace Holdings Inc.	627,992	253,803
*	Henry Schein Inc.	3,332,421	251,664
*	Repligen Corp.	1,351,811	248,625
*	Catalent Inc.	4,380,278	247,267
	Chemed Corp.	384,150	246,597
	Bruker Corp.	2,294,904	215,583
	Encompass Health Corp.	2,556,438	211,111
*	Penumbra Inc.	938,098	209,365
*	Elanco Animal Health Inc.	12,573,674	204,699
*	Jazz Pharmaceuticals plc	1,526,616	183,835
	Ensign Group Inc.	1,445,283	179,822
	DENTSPLY SIRONA Inc.	5,405,751	179,417
*	HealthEquity Inc.	2,188,466	178,644
*	Masimo Corp.	1,213,030	178,133
*	Acadia Healthcare Co. Inc.	2,234,560	177,022
*	Bio-Rad Laboratories Inc. Class A	507,937	175,680
*	Cytokinetics Inc.	2,500,993	175,345
*	Exelixis Inc.	7,347,186	174,349
*	DaVita Inc.	1,230,198	169,829
*	Vaxcyte Inc.	2,474,623	169,041
*	Intra-Cellular Therapies Inc.	2,345,824	162,331
*	Inspire Medical Systems Inc.	754,612	162,083
*	Globus Medical Inc. Class A	2,905,301	155,840
*	Insulet Corp.	890,749	152,674
*	Apellis Pharmaceuticals Inc.	2,569,174	151,016
*	Option Care Health Inc.	4,425,386	148,427

		Shares	Market Value ($000)
*	Blueprint Medicines Corp.	1,561,900	148,162
*	Ionis Pharmaceuticals Inc.	3,160,348	137,001
*	Halozyme Therapeutics Inc.	3,234,787	131,591
*	REVOLUTION Medicines Inc.	3,969,368	127,933
	Organon & Co.	6,519,333	122,563
*	Alkermes plc	4,261,526	115,360
*	Madrigal Pharmaceuticals Inc.	428,059	114,309
*	Glaukos Corp.	1,190,194	112,223
	Perrigo Co. plc	3,456,363	111,260
*	Haemonetics Corp.	1,295,349	110,558
*	Bridgebio Pharma Inc.	3,528,728	109,108
*	Krystal Biotech Inc.	611,548	108,813
*	Lantheus Holdings Inc.	1,747,775	108,782
*	Merit Medical Systems Inc.	1,399,341	106,000
*	Insmed Inc.	3,788,032	102,769
*	Viking Therapeutics Inc.	1,227,466	100,652
*	Integer Holdings Corp.	852,047	99,417
*	Iovance Biotherapeutics Inc.	6,403,174	94,895
*	Envista Holdings Corp.	4,375,716	93,553
*	Ultragenyx Pharmaceutical Inc.	1,995,597	93,174
*	Prestige Consumer Healthcare Inc.	1,266,542	91,900
*	Evolent Health Inc. Class A	2,785,923	91,350
*	Fortrea Holdings Inc.	2,265,046	90,919
*	10X Genomics Inc. Class A	2,413,112	90,564
*	Axonics Inc.	1,300,817	89,717
*	Amicus Therapeutics Inc.	7,480,833	88,124
*	iRhythm Technologies Inc.	750,704	87,082
*	Arrowhead Pharmaceuticals Inc.	3,002,427	85,869
*	Biohaven Ltd.	1,534,714	83,934
*	SpringWorks Therapeutics Inc.	1,686,996	83,034
*	Azenta Inc.	1,351,398	81,462
*	Progyny Inc.	2,077,742	79,266
	Select Medical Holdings Corp.	2,619,562	78,980
*	Neogen Corp.	4,970,536	78,435
*	Enovis Corp.	1,253,929	78,308
*	Cerevel Therapeutics Holdings Inc.	1,851,201	78,250
*,1	Axsome Therapeutics Inc.	966,285	77,110
*	Amedisys Inc.	790,591	72,861
*	Doximity Inc. Class A	2,648,766	71,278
	Premier Inc. Class A	3,056,482	67,548
*	Nuvalent Inc. Class A	893,648	67,104
*	Arvinas Inc.	1,561,032	64,439
*	Teladoc Health Inc.	4,251,272	64,194
*,1	Intellia Therapeutics Inc.	2,329,525	64,085
*	CorVel Corp.	239,869	63,076
	CONMED Corp.	784,478	62,821
*	ICU Medical Inc.	585,116	62,795
*	Beam Therapeutics Inc.	1,871,181	61,824
*	QuidelOrtho Corp.	1,278,472	61,290
*	Guardant Health Inc.	2,950,561	60,870
*	Integra LifeSciences Holdings Corp.	1,695,423	60,103
*	Inari Medical Inc.	1,249,394	59,946
*	Tandem Diabetes Care Inc.	1,675,485	59,329
	Patterson Cos. Inc.	2,127,907	58,837
*	ACADIA Pharmaceuticals Inc.	3,141,539	58,087
*	Surgery Partners Inc.	1,936,628	57,770
*	Hims & Hers Health Inc.	3,637,460	56,272
*	PTC Therapeutics Inc.	1,925,586	56,015

		Shares	Market Value ($000)
*	Certara Inc.	3,058,997	54,695
*	Denali Therapeutics Inc.	2,645,203	54,280
*	PROCEPT BioRobotics Corp.	1,095,493	54,139
*	Immunovant Inc.	1,668,614	53,913
*	Corcept Therapeutics Inc.	2,113,686	53,244
*	TG Therapeutics Inc.	3,477,507	52,893
*	Owens & Minor Inc.	1,857,822	51,480
*	NeoGenomics Inc.	3,257,522	51,208
*	Privia Health Group Inc.	2,561,194	50,174
*	Kymera Therapeutics Inc.	1,247,830	50,163
*	Astrana Health Inc.	1,190,334	49,982
*	R1 RCM Inc.	3,745,609	48,243
*	Twist Bioscience Corp.	1,402,118	48,107
*	STAAR Surgical Co.	1,246,239	47,706
*	agilon health Inc.	7,778,087	47,446
*	Myriad Genetics Inc.	2,170,907	46,284
*	Supernus Pharmaceuticals Inc.	1,325,294	45,206
*	Veracyte Inc.	1,934,470	42,868
*	Novocure Ltd.	2,735,580	42,757
*,1	Recursion Pharmaceuticals Inc. Class A	4,254,229	42,415
*	Agios Pharmaceuticals Inc.	1,435,185	41,965
*,1	Ginkgo Bioworks Holdings Inc. Class A	35,172,073	40,800
*	Sotera Health Co.	3,249,351	39,025
*	AtriCure Inc.	1,155,072	35,137
*	Xencor Inc.	1,555,982	34,434
*	Omnicell Inc.	1,162,560	33,982
*,1	Sana Biotechnology Inc.	3,358,186	33,582
*	Pacira BioSciences Inc.	1,127,763	32,953
	National HealthCare Corp.	333,661	31,534
*	Ligand Pharmaceuticals Inc.	423,621	30,967
*	Brookdale Senior Living Inc.	4,602,528	30,423
*	Ironwood Pharmaceuticals Inc. Class A	3,392,953	29,553
*	Warby Parker Inc. Class A	2,118,180	28,828
*	Vir Biotechnology Inc.	2,752,964	27,888
*	Harmony Biosciences Holdings Inc.	794,549	26,681
*	Relay Therapeutics Inc.	3,182,699	26,416
*,1	CG oncology Inc.	592,072	25,992
*	Pacific Biosciences of California Inc.	6,805,565	25,521
*	Sage Therapeutics Inc.	1,304,612	24,448
*	AdaptHealth Corp. Class A	2,082,545	23,970
*	REGENXBIO Inc.	1,122,083	23,642
*	Avanos Medical Inc.	1,179,710	23,488
*	Healthcare Services Group Inc.	1,872,518	23,369
*	Maravai LifeSciences Holdings Inc. Class A	2,691,052	23,331
*	Rocket Pharmaceuticals Inc.	860,343	23,178
*	Verve Therapeutics Inc.	1,636,929	21,738
*	Pediatrix Medical Group Inc.	2,140,852	21,473
*	Amneal Pharmaceuticals Inc.	3,510,613	21,274
*	Innoviva Inc.	1,386,397	21,129
	Embecta Corp.	1,465,277	19,444
*	Varex Imaging Corp.	1,033,424	18,705
*	Cytek Biosciences Inc.	2,759,579	18,517
*,1	ImmunityBio Inc.	3,398,327	18,249
	HealthStream Inc.	622,616	16,599
*	Phreesia Inc.	672,508	16,093
*	Zentalis Pharmaceuticals Inc.	990,714	15,614
*	Editas Medicine Inc.	2,078,411	15,422
*	Kiniksa Pharmaceuticals Ltd. Class A	765,970	15,113

		Shares	Market Value ($000)
*	Treace Medical Concepts Inc.	1,098,630	14,337
*,1	BrightSpring Health Services Inc.	1,306,965	14,207
*,1	Novavax Inc.	2,871,647	13,726
*	GoodRx Holdings Inc. Class A	1,881,066	13,356
*	BioCryst Pharmaceuticals Inc.	2,605,914	13,238
*	Day One Biopharmaceuticals Inc.	775,278	12,808
*,1	ACELYRIN Inc.	1,857,825	12,540
*,1	Prime Medicine Inc.	1,722,718	12,059
*	Arcus Biosciences Inc.	635,836	12,005
*	Alignment Healthcare Inc.	2,406,036	11,934
*,1	LifeStance Health Group Inc.	1,926,896	11,889
*	Adaptive Biotechnologies Corp.	3,322,688	10,666
*	Accolade Inc.	886,445	9,290
*	Agiliti Inc.	857,942	8,682
*	Silk Road Medical Inc.	470,755	8,624
*,1	OPKO Health Inc.	7,097,251	8,517
*	Multiplan Corp.	9,918,860	8,046
*	Enhabit Inc.	638,310	7,436
*	CareDx Inc.	653,934	6,925
*	Nevro Corp.	439,874	6,352
*,1	Allogene Therapeutics Inc.	1,284,700	5,743
*	Lyell Immunopharma Inc.	2,243,636	5,003
*	AnaptysBio Inc.	219,872	4,952
*	Amylyx Pharmaceuticals Inc.	1,466,016	4,163
*,1	Theravance Biopharma Inc.	411,935	3,695
*	Innovage Holding Corp.	512,739	2,277
*,1,2	Synergy Pharmaceuticals LLC	2,001,166	—
*,2	OmniAb Inc. 12.5 Earnout	156,690	—
*,2	OmniAb Inc. 15 Earnout	156,690	—
			15,423,879
Industrials (22.5%)
*	Builders FirstSource Inc.	3,110,710	648,739
*	Axon Enterprise Inc.	1,816,040	568,203
	Booz Allen Hamilton Holding Corp. Class A	3,310,109	491,353
	Carlisle Cos. Inc.	1,218,283	477,384
	IDEX Corp.	1,929,251	470,776
	EMCOR Group Inc.	1,200,263	420,332
	Graco Inc.	4,288,998	400,850
	Lennox International Inc.	817,087	399,359
*	Saia Inc.	677,261	396,198
	RPM International Inc.	3,286,908	390,978
	Watsco Inc.	864,105	373,267
	Lincoln Electric Holdings Inc.	1,459,344	372,775
	Owens Corning	2,219,996	370,295
	Nordson Corp.	1,312,781	360,411
	Pentair plc	4,218,284	360,410
*	TopBuild Corp.	810,547	357,232
*	XPO Inc.	2,814,696	343,477
	Advanced Drainage Systems Inc.	1,980,529	341,126
	AECOM	3,469,310	340,270
	Westrock Co.	6,554,363	324,113
	nVent Electric plc	4,212,316	317,609
	Regal Rexnord Corp.	1,691,388	304,619
	Allegion plc	2,233,056	300,815
	Huntington Ingalls Industries Inc.	1,010,229	294,451
	Comfort Systems USA Inc.	910,659	289,325
	ITT Inc.	2,093,925	284,837
	Hubbell Inc. Class B	684,211	283,982

		Shares	Market Value ($000)
	A O Smith Corp.	3,093,548	276,749
*	Trex Co. Inc.	2,771,310	276,438
*	Core & Main Inc. Class A	4,781,638	273,749
	Fortune Brands Innovations Inc.	3,216,116	272,309
*	WEX Inc.	1,090,607	259,052
	Tetra Tech Inc.	1,364,533	252,043
	Curtiss-Wright Corp.	974,490	249,411
	Toro Co.	2,664,346	244,134
	Crown Holdings Inc.	3,078,847	244,029
	AptarGroup Inc.	1,683,847	242,289
	BWX Technologies Inc.	2,334,033	239,518
	Eagle Materials Inc.	878,563	238,749
	Woodward Inc.	1,537,991	237,035
	Donaldson Co. Inc.	3,063,537	228,785
	Graphic Packaging Holding Co.	7,806,214	227,785
	MKS Instruments Inc.	1,706,662	226,986
	Simpson Manufacturing Co. Inc.	1,088,402	223,318
*	API Group Corp.	5,669,385	222,637
	WESCO International Inc.	1,299,771	222,625
*	Middleby Corp.	1,368,156	219,986
	CH Robinson Worldwide Inc.	2,832,244	215,647
	Knight-Swift Transportation Holdings Inc. Class A	3,913,259	215,308
*	WillScot Mobile Mini Holdings Corp.	4,603,025	214,041
	Acuity Brands Inc.	786,008	211,224
*	Affirm Holdings Inc. Class A	5,628,263	209,709
	Oshkosh Corp.	1,669,538	208,208
	Robert Half Inc.	2,550,736	202,222
	AGCO Corp.	1,624,499	199,846
	Applied Industrial Technologies Inc.	986,222	194,828
*	Generac Holdings Inc.	1,537,369	193,924
*	Axalta Coating Systems Ltd.	5,614,692	193,089
*	FTI Consulting Inc.	906,365	190,599
*	AZEK Co. Inc. Class A	3,719,402	186,788
	Cognex Corp.	4,378,567	185,739
*	Paylocity Holding Corp.	1,077,763	185,224
	MSA Safety Inc.	952,789	184,450
*	Fluor Corp.	4,346,567	183,773
*	Mohawk Industries Inc.	1,380,743	180,725
	Allison Transmission Holdings Inc.	2,226,015	180,663
*	Chart Industries Inc.	1,090,682	179,657
	Atkore Inc.	937,792	178,518
	Vontier Corp.	3,925,067	178,041
	Landstar System Inc.	916,829	176,728
*	BILL Holdings Inc.	2,547,657	175,075
	Berry Global Group Inc.	2,808,317	169,847
	Brunswick Corp.	1,738,569	167,807
*	ATI Inc.	3,254,155	166,515
	Crane Co.	1,231,696	166,439
*	GXO Logistics Inc.	3,042,768	163,579
	Esab Corp.	1,460,511	161,489
	Jack Henry & Associates Inc.	929,127	161,417
	Installed Building Products Inc.	614,906	159,095
*	Beacon Roofing Supply Inc.	1,610,907	157,901
	Littelfuse Inc.	635,556	154,027
	Flowserve Corp.	3,346,901	152,886
	Genpact Ltd.	4,578,054	150,847
*	MasTec Inc.	1,608,407	149,984
	Watts Water Technologies Inc. Class A	697,544	148,263

		Shares	Market Value ($000)
	FTAI Aviation Ltd.	2,173,061	146,247
	AAON Inc.	1,657,905	146,061
	Sonoco Products Co.	2,499,077	144,547
*	SPX Technologies Inc.	1,164,315	143,362
*	Kirby Corp.	1,492,597	142,274
	Sensata Technologies Holding plc	3,860,551	141,837
	Louisiana-Pacific Corp.	1,658,815	139,191
	Armstrong World Industries Inc.	1,117,365	138,799
*	Summit Materials Inc. Class A	3,110,718	138,645
	Air Lease Corp. Class A	2,690,635	138,406
	Sealed Air Corp.	3,683,994	137,045
	Federal Signal Corp.	1,553,971	131,886
	MDU Resources Group Inc.	5,195,991	130,939
	Maximus Inc.	1,556,759	130,612
	Ryder System Inc.	1,064,201	127,906
*	ExlService Holdings Inc.	3,996,626	127,093
	Western Union Co.	8,726,646	121,999
*	Euronet Worldwide Inc.	1,109,358	121,952
	Valmont Industries Inc.	532,881	121,646
	GATX Corp.	905,734	121,396
	Badger Meter Inc.	748,598	121,131
*	ASGN Inc.	1,143,802	119,825
	Zurn Elkay Water Solutions Corp.	3,510,051	117,481
	Moog Inc. Class A	733,513	117,105
*	Knife River Corp.	1,442,999	116,998
	Herc Holdings Inc.	686,235	115,493
	MSC Industrial Direct Co. Inc. Class A	1,150,832	111,677
	HB Fuller Co.	1,382,768	110,262
*	AeroVironment Inc.	717,604	109,994
*	Itron Inc.	1,160,214	107,343
	Franklin Electric Co. Inc.	1,000,185	106,830
	Exponent Inc.	1,291,323	106,780
*	Spirit AeroSystems Holdings Inc. Class A	2,960,053	106,769
	Terex Corp.	1,623,262	104,538
*	Dycom Industries Inc.	710,864	102,030
	Brink's Co.	1,091,589	100,841
*	Verra Mobility Corp. Class A	4,029,955	100,628
	Encore Wire Corp.	381,948	100,368
	Insperity Inc.	903,454	99,028
	Silgan Holdings Inc.	2,037,999	98,965
*	GMS Inc.	1,015,551	98,854
	EnerSys	1,030,973	97,386
	Belden Inc.	1,047,863	97,043
*	Alight Inc. Class A	9,773,695	96,271
*,1	Shift4 Payments Inc. Class A	1,450,907	95,861
	ManpowerGroup Inc.	1,230,411	95,529
	Matson Inc.	846,284	95,122
	TriNet Group Inc.	709,338	93,980
*	ACI Worldwide Inc.	2,773,186	92,098
	Otter Tail Corp.	1,063,881	91,919
	Hillenbrand Inc.	1,789,656	90,002
	Enpro Inc.	533,215	89,991
	Korn Ferry	1,340,287	88,137
	John Bean Technologies Corp.	812,148	85,186
*	Gates Industrial Corp. plc	4,717,962	83,555
	ArcBest Corp.	573,377	81,706
	Griffon Corp.	1,104,410	80,997
*	Resideo Technologies Inc.	3,522,146	78,967

		Shares	Market Value ($000)
	McGrath RentCorp	624,836	77,086
	Crane NXT Co.	1,234,317	76,404
	Albany International Corp. Class A	795,990	74,433
*	Masonite International Corp.	557,163	73,239
*	Flywire Corp.	2,896,596	71,865
	ABM Industries Inc.	1,603,427	71,545
*	Marqeta Inc. Class A	11,923,293	71,063
	ESCO Technologies Inc.	658,215	70,462
*	Kratos Defense & Security Solutions Inc.	3,741,064	68,761
*	Remitly Global Inc.	3,306,009	68,567
*	Atmus Filtration Technologies Inc.	2,126,024	68,564
	EVERTEC Inc.	1,678,467	66,971
	UniFirst Corp.	385,503	66,858
	ADT Inc.	9,779,963	65,721
	Hub Group Inc. Class A	1,512,479	65,369
*	RXO Inc.	2,987,366	65,334
*	O-I Glass Inc.	3,920,427	65,040
	Vestis Corp.	3,353,135	64,615
	Brady Corp. Class A	1,085,537	64,351
	Mueller Water Products Inc. Class A	3,984,436	64,110
	Granite Construction Inc.	1,121,077	64,047
	Werner Enterprises Inc.	1,618,863	63,330
*	AMN Healthcare Services Inc.	966,791	60,434
*	Modine Manufacturing Co.	632,417	60,200
*	OSI Systems Inc.	413,221	59,016
	Trinity Industries Inc.	2,089,136	58,182
*,1	Bloom Energy Corp. Class A	5,168,951	58,099
	Tennant Co.	475,228	57,792
	Standex International Corp.	302,939	55,202
	Primoris Services Corp.	1,293,806	55,077
*	Aurora Innovation Inc. Class A	19,393,133	54,689
*	AvidXchange Holdings Inc.	4,147,510	54,540
*	Hayward Holdings Inc.	3,545,214	54,277
*	Janus International Group Inc.	3,559,230	53,851
*	Mirion Technologies Inc. Class A	4,734,558	53,832
*	Hillman Solutions Corp.	4,982,589	53,015
*	AAR Corp.	860,652	51,527
	H&E Equipment Services Inc.	791,480	50,797
	Kennametal Inc.	2,023,674	50,470
	Enerpac Tool Group Corp. Class A	1,382,142	49,287
	Kadant Inc.	149,345	49,000
*	Legalzoom.com Inc.	3,598,124	47,999
*,1	Joby Aviation Inc.	8,888,901	47,645
*	CBIZ Inc.	603,833	47,401
	AZZ Inc.	608,362	47,032
	Bread Financial Holdings Inc.	1,261,754	46,988
	CSW Industrials Inc.	198,159	46,488
*	Huron Consulting Group Inc.	478,697	46,252
	Barnes Group Inc.	1,229,221	45,666
*	Leonardo DRS Inc.	2,009,878	44,398
*	JELD-WEN Holding Inc.	2,076,897	44,093
	Greif Inc. Class A	631,717	43,620
*	CoreCivic Inc.	2,732,627	42,656
[1]	Greenbrier Cos. Inc.	754,800	39,325
*	Mercury Systems Inc.	1,289,326	38,035
	Helios Technologies Inc.	844,669	37,748
*	Cimpress plc	408,405	36,148
*	NCR Atleos Corp.	1,811,634	35,780

		Shares	Market Value ($000)
	Kforce Inc.	479,931	33,845
	Apogee Enterprises Inc.	564,683	33,429
	Kaman Corp.	724,047	33,212
	Lindsay Corp.	282,026	33,183
	Wabash National Corp.	1,095,378	32,796
	Quanex Building Products Corp.	844,147	32,441
	International Seaways Inc.	594,037	31,603
*	Payoneer Global Inc.	6,481,575	31,500
*	Gibraltar Industries Inc.	389,265	31,348
*,1	Rocket Lab USA Inc.	7,461,788	30,668
	TriMas Corp.	1,060,007	28,334
*	Thermon Group Holdings Inc.	862,913	28,235
*,1	Enovix Corp.	3,412,971	27,338
	REV Group Inc.	1,188,605	26,256
	Astec Industries Inc.	582,514	25,462
	Schneider National Inc. Class B	1,076,490	24,372
*	Proto Labs Inc.	655,175	23,423
	Deluxe Corp.	1,116,077	22,980
*	Vicor Corp.	582,594	22,278
*	Air Transport Services Group Inc.	1,578,068	21,714
	Gorman-Rupp Co.	533,495	21,100
	First Advantage Corp.	1,293,019	20,973
*,1	PureCycle Technologies Inc.	3,339,873	20,774
*	American Woodmark Corp.	203,930	20,732
	Forward Air Corp.	637,319	19,827
	Kelly Services Inc. Class A	772,963	19,355
	Pitney Bowes Inc.	4,267,943	18,480
*	ZipRecruiter Inc. Class A	1,551,381	17,825
	Hyster-Yale Materials Handling Inc.	244,398	15,683
*	Triumph Group Inc.	978,054	14,710
*	Nikola Corp.	13,992,314	14,552
*	Conduent Inc.	4,275,046	14,450
*,1	Virgin Galactic Holdings Inc.	9,154,290	13,548
	Heartland Express Inc.	1,106,611	13,213
	Pactiv Evergreen Inc.	908,478	13,009
*	BrightView Holdings Inc.	1,081,386	12,868
*	Sterling Check Corp.	719,918	11,576
	National Presto Industries Inc.	135,242	11,333
*	CryoPort Inc.	591,870	10,476
*	Paymentus Holdings Inc. Class A	415,088	9,443
*	Advantage Solutions Inc.	2,077,438	8,995
	Kronos Worldwide Inc.	585,532	6,909
*	TaskUS Inc. Class A	441,768	5,147
	TTEC Holdings Inc.	482,690	5,005
*	Forrester Research Inc.	146,983	3,169
	Greif Inc. Class B	40,374	2,807
*,2	GCI Liberty Inc.	12,245	—
			32,718,140
Real Estate (6.9%)
	Kimco Realty Corp.	17,138,267	336,081
	Gaming & Leisure Properties Inc.	6,472,425	298,185
	American Homes 4 Rent Class A	7,838,202	288,289
	Regency Centers Corp.	4,707,026	285,058
	Equity LifeStyle Properties Inc.	4,280,515	275,665
	Camden Property Trust	2,728,400	268,475
	Lamar Advertising Co. Class A	2,234,915	266,871
	Rexford Industrial Realty Inc.	5,280,900	265,629
	CubeSmart	5,734,928	259,333

		Shares	Market Value ($000)
*	Jones Lang LaSalle Inc.	1,213,934	236,826
	Boston Properties Inc.	3,603,918	235,372
	EastGroup Properties Inc.	1,223,062	219,870
	Federal Realty Investment Trust	2,110,942	215,569
	NNN REIT Inc.	4,653,527	198,892
	Omega Healthcare Investors Inc.	6,256,409	198,140
	Host Hotels & Resorts Inc.	8,971,133	185,523
	Americold Realty Trust Inc.	7,233,320	180,254
	Brixmor Property Group Inc.	7,665,753	179,762
	STAG Industrial Inc.	4,636,273	178,218
	First Industrial Realty Trust Inc.	3,373,327	177,235
	Healthpeak Properties Inc.	9,033,966	169,387
	Ryman Hospitality Properties Inc.	1,446,613	167,243
	Terreno Realty Corp.	2,385,779	158,416
	UDR Inc.	4,200,789	157,152
	Agree Realty Corp.	2,563,630	146,435
	Healthcare Realty Trust Inc. Class A	9,723,857	137,593
	Vornado Realty Trust	4,373,761	125,833
	Rayonier Inc.	3,781,985	125,713
	Kite Realty Group Trust	5,596,044	121,322
	Apartment Income REIT Corp. Class A	3,511,224	114,009
	Essential Properties Realty Trust Inc.	4,236,080	112,934
	Phillips Edison & Co. Inc.	3,116,808	111,800
	Kilroy Realty Corp.	2,990,245	108,935
	PotlatchDeltic Corp.	2,027,925	95,353
	Macerich Co.	5,508,601	94,913
	Cousins Properties Inc.	3,870,623	93,050
	Independence Realty Trust Inc.	5,731,032	92,442
*	Zillow Group Inc. Class A	1,923,002	92,035
[1]	SL Green Realty Corp.	1,650,798	91,009
	Apple Hospitality REIT Inc.	5,543,359	90,800
	Park Hotels & Resorts Inc.	5,087,297	88,977
	Sabra Health Care REIT Inc.	5,897,362	87,104
	EPR Properties	1,921,148	81,553
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,867,896	81,448
	CareTrust REIT Inc.	3,327,749	81,097
	DigitalBridge Group Inc.	4,160,882	80,180
	Tanger Inc.	2,635,641	77,830
	Broadstone Net Lease Inc.	4,788,569	75,037
	National Storage Affiliates Trust	1,906,955	74,676
	Innovative Industrial Properties Inc.	715,160	74,048
[1]	Medical Properties Trust Inc.	15,278,789	71,810
	Highwoods Properties Inc.	2,695,778	70,575
	SITE Centers Corp.	4,805,002	70,393
	COPT Defense Properties	2,870,302	69,375
	National Health Investors Inc.	1,052,066	66,101
	LXP Industrial Trust	7,132,062	64,331
	Outfront Media Inc.	3,597,447	60,401
	Sunstone Hotel Investors Inc.	5,241,850	58,394
	Douglas Emmett Inc.	4,057,362	56,276
	St. Joe Co.	967,197	56,068
*	Howard Hughes Holdings Inc.	765,255	55,573
	DiamondRock Hospitality Co.	5,350,725	51,420
	Urban Edge Properties	2,853,369	49,278
*	Equity Commonwealth	2,594,562	48,985
*	Cushman & Wakefield plc	4,640,149	48,536
*	Opendoor Technologies Inc.	15,620,080	47,329
	Pebblebrook Hotel Trust	3,070,804	47,321

		Shares	Market Value ($000)
	Global Net Lease Inc.	5,882,384	45,706
	RLJ Lodging Trust	3,780,631	44,687
	Acadia Realty Trust	2,619,609	44,560
*	GEO Group Inc.	3,060,555	43,215
	InvenTrust Properties Corp.	1,645,568	42,308
*	Compass Inc. Class A	11,295,886	40,665
	Xenia Hotels & Resorts Inc.	2,687,373	40,337
	Retail Opportunity Investments Corp.	3,079,933	39,485
	JBG SMITH Properties	2,348,524	37,694
	Newmark Group Inc. Class A	3,285,413	36,435
	Uniti Group Inc.	6,097,620	35,976
	LTC Properties Inc.	1,102,136	35,830
	Getty Realty Corp.	1,241,521	33,956
	Empire State Realty Trust Inc. Class A	3,303,116	33,461
	Elme Communities	2,247,361	31,283
	Alexander & Baldwin Inc.	1,855,546	30,561
	Veris Residential Inc.	2,005,276	30,500
	Service Properties Trust	4,242,446	28,764
*	Zillow Group Inc. Class C	582,374	28,408
*	Apartment Investment & Management Co. Class A	3,358,618	27,507
	American Assets Trust Inc.	1,162,414	25,469
	Hudson Pacific Properties Inc.	3,591,875	23,168
	Kennedy-Wilson Holdings Inc.	2,647,620	22,717
	Piedmont Office Realty Trust Inc. Class A	3,151,062	22,152
	Paramount Group Inc.	4,715,684	22,117
	Centerspace	379,440	21,681
	Brandywine Realty Trust	4,380,080	21,024
[1]	eXp World Holdings Inc.	1,966,152	20,310
	Marcus & Millichap Inc.	584,377	19,968
*	Redfin Corp.	2,784,072	18,514
*	Forestar Group Inc.	443,686	17,832
*	Anywhere Real Estate Inc.	2,384,153	14,734
	Alexander's Inc.	58,487	12,700
	Saul Centers Inc.	304,819	11,733
	Universal Health Realty Income Trust	316,621	11,623
	RMR Group Inc. Class A	377,454	9,059
	Summit Hotel Properties Inc.	1,301,052	8,470
	Bridge Investment Group Holdings Inc. Class A	740,315	5,071
*,2	Spirit MTA REIT	529,410	—
			9,989,417
Technology (12.9%)
*,1	MicroStrategy Inc. Class A	382,764	652,444
*	PTC Inc.	2,897,156	547,389
	Entegris Inc.	3,836,346	539,160
	Jabil Inc.	3,090,749	414,006
*	Pure Storage Inc. Class A	7,658,549	398,168
*	Manhattan Associates Inc.	1,570,765	393,053
*	Nutanix Inc. Class A	6,190,667	382,088
	Vertiv Holdings Co. Class A	4,626,359	377,835
*	Dynatrace Inc.	7,173,190	333,123
*	DocuSign Inc. Class A	5,202,606	309,815
*	F5 Inc.	1,500,329	284,447
*	Qorvo Inc.	2,463,283	282,859
*	Lattice Semiconductor Corp.	3,508,714	274,487
*	Match Group Inc.	6,932,805	251,522
*	Dayforce Inc.	3,788,842	250,859
*	Toast Inc. Class A	9,849,737	245,455
*	Guidewire Software Inc.	2,089,838	243,905

		Shares	Market Value ($000)
*	AppLovin Corp. Class A	3,427,697	237,265
*	Coherent Corp.	3,872,342	234,741
	Leidos Holdings Inc.	1,731,369	226,965
*	Onto Innovation Inc.	1,252,591	226,819
*	UiPath Inc. Class A	9,871,744	223,792
	KBR Inc.	3,445,186	219,321
*	CACI International Inc. Class A	568,384	215,321
*	Elastic NV	2,032,806	203,768
*	Procore Technologies Inc.	2,379,500	195,523
	Universal Display Corp.	1,147,618	193,316
	TD SYNNEX Corp.	1,591,905	180,044
*	Arrow Electronics Inc.	1,372,361	177,666
*	Fabrinet	925,979	175,029
*	SPS Commerce Inc.	943,233	174,404
	Science Applications International Corp.	1,327,757	173,126
*	Rambus Inc.	2,741,963	169,481
*	Samsara Inc. Class A	4,336,850	163,890
*	Novanta Inc.	913,497	159,652
*	Dropbox Inc. Class A	6,385,676	155,172
*	Insight Enterprises Inc.	831,151	154,195
*	Qualys Inc.	895,830	149,487
*	Confluent Inc. Class A	4,896,574	149,443
*	SentinelOne Inc. Class A	6,344,378	147,887
*	Tenable Holdings Inc.	2,988,030	147,698
*	MACOM Technology Solutions Holdings Inc.	1,470,320	140,621
*	ZoomInfo Technologies Inc. Class A	8,716,849	139,731
*	Aspen Technology Inc.	648,437	138,299
*	Gitlab Inc. Class A	2,339,170	136,420
*	Twilio Inc. Class A	2,193,574	134,137
*	Kyndryl Holdings Inc.	5,869,377	127,718
*	Cirrus Logic Inc.	1,375,493	127,316
	Dolby Laboratories Inc. Class A	1,517,424	127,115
*	Smartsheet Inc. Class A	3,301,630	127,113
*	Varonis Systems Inc. Class B	2,643,398	124,689
	Paycom Software Inc.	624,023	124,187
*	Appfolio Inc. Class A	499,249	123,185
*	Altair Engineering Inc. Class A	1,422,861	122,579
*	DoubleVerify Holdings Inc.	3,468,368	121,948
*	Silicon Laboratories Inc.	813,681	116,942
*	Five9 Inc.	1,870,224	116,160
	Avnet Inc.	2,304,528	114,258
*	CommVault Systems Inc.	1,113,524	112,945
*	Workiva Inc. Class A	1,233,039	104,562
	Power Integrations Inc.	1,450,719	103,799
*	Blackbaud Inc.	1,364,065	101,132
	Amkor Technology Inc.	3,135,348	101,084
*	Parsons Corp.	1,214,418	100,736
*	DXC Technology Co.	4,663,865	98,921
*	Box Inc. Class A	3,478,536	98,512
*	IAC Inc.	1,838,545	98,068
*	Synaptics Inc.	1,002,348	97,789
	Advanced Energy Industries Inc.	951,977	97,083
*	Teradata Corp.	2,493,938	96,441
*	Freshworks Inc. Class A	5,285,580	96,250
*	JFrog Ltd.	2,168,922	95,910
	Concentrix Corp.	1,437,576	95,196
*	Wolfspeed Inc.	3,208,608	94,654
*	Axcelis Technologies Inc.	833,445	92,946

		Shares	Market Value ($000)
*	CCC Intelligent Solutions Holdings Inc.	7,711,673	92,232
*	BlackLine Inc.	1,406,315	90,820
*	FormFactor Inc.	1,985,195	90,584
*	Unity Software Inc.	3,391,698	90,558
*	Alarm.com Holdings Inc.	1,210,240	87,706
*	Sanmina Corp.	1,351,286	84,023
*	Diodes Inc.	1,112,964	78,464
*	HashiCorp Inc. Class A	2,843,320	76,627
*	Q2 Holdings Inc.	1,431,294	75,229
*	Credo Technology Group Holding Ltd.	3,489,925	73,951
	Dun & Bradstreet Holdings Inc.	7,276,110	73,052
*	Rapid7 Inc.	1,488,834	73,012
*	Envestnet Inc.	1,254,796	72,665
	Vishay Intertechnology Inc.	3,198,231	72,536
*,1	C3.ai Inc. Class A	2,671,090	72,306
*	Impinj Inc.	554,963	71,263
*	Sprout Social Inc. Class A	1,193,172	71,244
*	Ziff Davis Inc.	1,114,930	70,285
*	RingCentral Inc. Class A	1,996,320	69,352
	Pegasystems Inc.	1,069,996	69,165
*	Plexus Corp.	704,364	66,788
*	Yelp Inc. Class A	1,659,501	65,384
*	nCino Inc.	1,732,416	64,758
*	IPG Photonics Corp.	705,574	63,988
*	Braze Inc. Class A	1,399,438	61,995
	Progress Software Corp.	1,119,549	59,683
*	Rogers Corp.	474,607	56,331
*	LiveRamp Holdings Inc.	1,604,418	55,352
*	Cargurus Inc. Class A	2,334,162	53,872
*	Verint Systems Inc.	1,608,411	53,319
*	Squarespace Inc. Class A	1,462,473	53,292
*	Allegro MicroSystems Inc.	1,970,965	53,137
*	DigitalOcean Holdings Inc.	1,390,169	53,077
*	Veeco Instruments Inc.	1,438,964	50,608
	Xerox Holdings Corp.	2,823,957	50,549
*	Perficient Inc.	887,387	49,951
*	Ambarella Inc.	975,983	49,551
	Clear Secure Inc. Class A	2,297,324	48,864
*	PagerDuty Inc.	2,111,126	47,880
*	Semtech Corp.	1,642,626	45,156
*	Informatica Inc. Class A	1,282,140	44,875
*	Vertex Inc. Class A	1,400,116	44,468
*	Schrodinger Inc.	1,605,697	43,354
*,1	Astera Labs Inc.	583,374	43,280
*	NCR Voyix Corp.	3,425,473	43,264
*,1	IonQ Inc.	4,183,766	41,796
*	Appian Corp. Class A	1,024,436	40,926
*	SiTime Corp.	434,812	40,537
*	Fastly Inc. Class A	3,085,269	40,016
*	Paycor HCM Inc.	2,046,647	39,787
*	PROS Holdings Inc.	1,074,774	39,047
*	TTM Technologies Inc.	2,482,518	38,851
*	Upwork Inc.	3,158,861	38,728
*	Zeta Global Holdings Corp. Class A	3,534,158	38,628
*	Intapp Inc.	1,107,829	37,999
*	NetScout Systems Inc.	1,723,745	37,647
	CSG Systems International Inc.	714,784	36,840
*	Everbridge Inc.	1,055,815	36,774

		Shares	Market Value ($000)
*	Magnite Inc.	3,346,111	35,971
*	Sprinklr Inc. Class A	2,904,365	35,637
*	MaxLinear Inc. Class A	1,884,801	35,189
*	Jamf Holding Corp.	1,768,890	32,459
*	Zuora Inc. Class A	3,452,589	31,488
*	Asana Inc. Class A	1,923,194	29,790
*	Bumble Inc. Class A	2,615,412	29,685
	Shutterstock Inc.	634,562	29,069
	Adeia Inc.	2,604,644	28,443
*	ScanSource Inc.	644,155	28,369
*	AvePoint Inc.	3,525,453	27,922
*	Reddit Inc. Class A	564,190	27,826
	Benchmark Electronics Inc.	862,719	25,890
*	PubMatic Inc. Class A	1,058,927	25,118
*	E2open Parent Holdings Inc.	5,474,877	24,308
*	Alkami Technology Inc.	971,580	23,872
*	Couchbase Inc.	856,304	22,529
*	N-able Inc.	1,632,028	21,331
*	Amplitude Inc. Class A	1,750,962	19,050
*	Xometry Inc. Class A	1,039,706	17,561
*	SolarWinds Corp.	1,272,801	16,063
*	Cerence Inc.	1,007,490	15,868
*	Vimeo Inc.	3,835,291	15,686
*	NerdWallet Inc. Class A	1,038,020	15,259
*	Yext Inc.	2,526,075	15,232
*	nLight Inc.	1,128,696	14,673
*	3D Systems Corp.	3,225,622	14,322
*	Olo Inc. Class A	2,587,213	14,204
*	Klaviyo Inc. Class A	557,310	14,200
*	Planet Labs PBC	5,085,926	12,969
*	CEVA Inc.	569,715	12,938
*,1	Rumble Inc.	1,577,504	12,746
*	SmartRent Inc. Class A	4,394,364	11,777
*	BigCommerce Holdings Inc.	1,652,907	11,389
*	Eventbrite Inc. Class A	2,054,084	11,256
*	MeridianLink Inc.	598,959	11,201
*,1	Getty Images Holdings Inc.	2,563,939	10,640
	Methode Electronics Inc.	860,741	10,484
*	MediaAlpha Inc. Class A	512,710	10,444
*	SEMrush Holdings Inc. Class A	761,967	10,104
*	Definitive Healthcare Corp. Class A	1,184,284	9,557
*	Nextdoor Holdings Inc.	3,938,629	8,862
*	Matterport Inc.	3,305,336	7,470
*	Enfusion Inc. Class A	674,119	6,236
*	Thoughtworks Holding Inc.	2,430,804	6,150
*	EverCommerce Inc.	480,566	4,527
*	Digital Turbine Inc.	1,233,726	3,232
*	SecureWorks Corp. Class A	180,004	1,210
			18,728,698
Telecommunications (1.2%)
	Juniper Networks Inc.	8,212,779	304,366
*	Roku Inc. Class A	3,218,343	209,739
*	Ciena Corp.	3,701,153	183,022
*	Frontier Communications Parent Inc.	6,269,498	153,603
*	Liberty Broadband Corp. Class C	1,483,659	84,910
*	Lumentum Holdings Inc.	1,718,832	81,387
	Iridium Communications Inc.	2,811,447	73,547
	Cogent Communications Holdings Inc.	1,116,227	72,923

		Shares	Market Value ($000)
	InterDigital Inc.	650,089	69,209
*	Viasat Inc.	2,879,098	52,083
*	Viavi Solutions Inc.	5,679,125	51,623
	Cable One Inc.	114,742	48,551
*	Calix Inc.	1,429,255	47,394
*	EchoStar Corp. Class A	3,040,361	43,325
	Telephone & Data Systems Inc.	2,572,281	41,208
*	Lumen Technologies Inc.	25,791,058	40,234
*,1	Infinera Corp.	4,908,606	29,599
*	Globalstar Inc.	19,442,569	28,581
	Shenandoah Telecommunications Co.	1,217,121	21,141
*	Extreme Networks Inc.	1,556,089	17,957
*	Altice USA Inc. Class A	5,532,773	14,441
*	Liberty Broadband Corp. Class A	212,103	12,115
*	United States Cellular Corp.	330,851	12,076
*	Gogo Inc.	819,608	7,196
*	fuboTV Inc.	3,539,293	5,592
			1,705,822
Utilities (3.2%)
	Atmos Energy Corp.	3,846,858	457,276
	NRG Energy Inc.	5,758,958	389,824
	Vistra Corp.	4,559,684	317,582
*	Clean Harbors Inc.	1,238,964	249,416
	Essential Utilities Inc.	6,270,535	232,323
	Pinnacle West Capital Corp.	2,889,618	215,941
	OGE Energy Corp.	5,105,692	175,125
	AES Corp.	9,061,635	162,475
	NiSource Inc.	5,709,345	157,920
	Evergy Inc.	2,929,250	156,363
*	Casella Waste Systems Inc. Class A	1,454,066	143,763
	Southwest Gas Holdings Inc.	1,733,197	131,948
	UGI Corp.	5,345,468	131,178
	National Fuel Gas Co.	2,349,856	126,234
*	Stericycle Inc.	2,359,880	124,484
	IDACORP Inc.	1,291,363	119,955
	Portland General Electric Co.	2,580,362	108,375
	New Jersey Resources Corp.	2,508,068	107,621
	Black Hills Corp.	1,739,456	94,974
	ONE Gas Inc.	1,442,305	93,072
	ALLETE Inc.	1,469,079	87,616
	Ormat Technologies Inc.	1,309,218	86,657
	PNM Resources Inc.	2,188,935	82,392
	Northwestern Energy Group Inc.	1,562,761	79,591
	Spire Inc.	1,289,923	79,163
[1]	MGE Energy Inc.	922,513	72,620
*	Sunrun Inc.	5,324,320	70,175
	Avista Corp.	1,994,002	69,830
	California Water Service Group	1,472,735	68,453
	American States Water Co.	943,649	68,169
	Clearway Energy Inc. Class C	2,089,936	48,173
	Northwest Natural Holding Co.	940,192	34,994
	Hawaiian Electric Industries Inc.	2,804,230	31,604
	Clearway Energy Inc. Class A	897,560	19,307
*,1	Sunnova Energy International Inc.	2,647,812	16,231
*	Enviri Corp.	1,015,940	9,296
*,1	NuScale Power Corp. Class A	1,465,220	7,780
	Excelerate Energy Inc. Class A	467,893	7,496

			Shares	Market Value ($000)
*,1	Net Power Inc.		632,373	7,203
				4,642,599
Total Common Stocks (Cost $103,657,270)				145,169,260
		Coupon
Temporary Cash Investments (1.4%)
Money Market Fund (1.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $2,032,347)	5.407%	20,338,626	2,033,456
Total Investments (101.3%) (Cost $105,689,617)				147,202,716
Other Assets and Liabilities—Net (-1.3%)				(1,918,126)
Net Assets (100%)				145,284,590
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,802,409,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $2,020,764,000 was received for securities on loan.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	231	24,785	126
E-mini S&P 500 Index	June 2024	49	13,006	287
E-mini S&P Mid-Cap 400 Index	June 2024	309	95,092	1,600
				2,013

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Arbor Realty Trust Inc.	1/31/25	GSI	6,480	(5.332)	136	—
Invesco Ltd.	8/30/24	BANA	4,315	(5.878)	367	—
					503	—
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	145,169,260	—	—	145,169,260
Temporary Cash Investments	2,033,456	—	—	2,033,456
Total	147,202,716	—	—	147,202,716

Derivative Financial Instruments
Assets
Futures Contracts[1]	2,013	—	—	2,013
Swap Contracts	—	503	—	503
Total	2,013	503	—	2,516
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.